Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash are as follows:

	September 30, 2019	December 31, 2018	September 30, 2018	December 31, 2017
	$	$	$	$
Cash and cash equivalents	293,361	424,169	385,352	445,452
Restricted cash – current	60,463	40,493	38,231	38,179
Restricted cash – non-current	38,932	40,977	34,880	68,543
	392,756	505,639	458,463	552,174